Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Balances with banks	$ 387,891	$ 129,792
Short-term deposits, classified as cash equivalents	15,914	64,077
Total cash and cash equivalents	$ 403,805	$ 193,869	$ 265,933	$ 99,330